Centor Inc.

4667A Dundas Street West

Etobicoke Ontario, Canada M9A 1A4

November 22, 2011

United States Securities and Exchange Commissiso

Division of Corporate Finance

100 F Street

Washington D.C. 20549

Re: Centor, Inc.

Attention Caroline Kim

We are writing in response to your comments of November 7, 2011

Amendment No. 1 to Registration Statement on Form S-1

General

1. We remind you of prior comments 1 and 2 from our letter dated September 13, 2011.

RESPONSE: We have noted these comments.

2. We note your response to prior comment 7 and reissue the second and fourth bullet points of such comment. Please revise your filing to incorporate the disclosures you indicate in your response. Also, update your filing accordingly.

•

Your prospectus cover page states that the “selling shareholders named in this prospectus are offering all of our shares of common stock”.

RESPONSE:  We have amended this statement on the prospectus cover page to read “selling shareholders named in this prospectus are offering all of their shares of common stock.

•

Your reference to “Named Experts and Council (sic)” at page 22.

RESPONSE:  We have corrected this to “Named Experts and Counsel” on page 21.

3. We reissue prior comment 9. Please revise your filing to indicate that you plan to explore for silver and gold. For example, we note that you disclose at page 32, “Any potential sales of gold, silver and copper recovered from our mining claims will be undertaken in United States dollars.”

RESPONSE: We have noted this comment and have removed the reference to copper on Page 32.

4. Please be sure to provide updated disclosure with each amendment. We note your disclosure on pages 4 and 28, “Phase1 scheduled (sic) between September 1, 2011 and November 30, 2011 and to date have not commenced our exploration program.” In this regard, if you have not taken concrete steps to implement your business plan, please so state in the Summary section, as requested in prior comment 8. We also note your disclosure on page 28 regarding Phase Three or Phase Four programs “which we would plan to start in the summer or autumn of 2011, if the results of our Phase One and Phase Two exploration programs are encouraging.”

RESPONSE: We have revised our disclosure on Page 4 to include the following language:

". We have not  implemented our business plan to date. In order complete Phase 1, with an estimated cost of $6,400 and Phase II, with an estimated cost of $30,090 of our anticipated exploration program we will need to raise additional funds, with Phase 1 being combined with Phase II and is expected to commence between March 1, 2012 and June 30, 2012. To date we have not commenced our exploration program. Our first years exploration obligation is $20,000 on the Weepah Hills Prospect, with an additional amount of $15,000 due on or before June 30, 2012. We are having to raise additional funds of approximately $200,000 commencing immediately, to allow us sufficient time to raise the additional capital and to meet our operations, exploration and  contractual obligations through June 30, 2014.    .”

RESPONSE:  We have revised our disclosure on Page 28 to include the following language:

“Our plan of operation for the foreseeable future is to complete the following objectives within the time periods specified, subject to our obtaining any additional funding necessary for the continued exploration of our mining claims. We do not have enough funds to commence exploration program and have commenced seeking additional funding, in the form of equity, loans from officers and directors or shareholders. we plan to start our exploration program in the spring of 2012, if the results of our Phase One and Phase Two exploration programs are encouraging we could commence Phase III in the summer or autum of 2012. The following is a brief summary of our four phase exploration program:"

Prospectus Summary, page 4

5. We reissue prior comment 8 in part and prior comment 13. Please disclose the dollar amount you need to raise in order to implement your business plan, which should include the estimated costs of your planned exploration plan.

RESPONSE: We have revised our disclosure on Page 4 to include the following language:

". We have not  implemented our business plan to date. In order complete Phase 1, with an estimated cost of $6,400 and Phase II, with an estimated cost of $30,090 of our anticipated exploration program we will need to raise additional funds, with Phase 1 being combined with Phase II and is expected to commence between March 1, 2012 and June 30, 2012. To date we have not commenced our exploration program. Our first years exploration obligation is $20,000 on the Weepah Hills Prospect, with an additional amount of $15,000 due on or before June 30, 2012. We are having to raise additional funds of approximately $200,000 commencing immediately, to allow us sufficient time to raise the additional capital and to meet our operations, exploration and  contractual obligations through June 30, 2014.”

Determination of Offering Price, page 12

6. We note your response to prior comment 15, and we reissue such comment in part. Please expand your disclosures to describe the various factors considered in determining the offering price of $.02 per share. In that regard, we note that you provide the same basis to determine different offering prices for your private placement and this offering.

RESPONSE: We have revised our disclosure on Page 12 to include the following language:

“We determined the initial private placement offering price of $0.01, based on our being a startup exploration company with no market for our securities and what we found we could attract investors to invest in our high risk mineral exploration company.”

RESPONSE:  We have revised our disclosure on Page 6 to include the following language:

“The selling shareholders may sell their shares at $0.02 per share until our shares are quoted on the OTC Bulletin Board, and thereafter at prevailing market prices or privately negotiated prices. We determined this offering price arbitrarily, and the selling shareholders will be able to sell their shares once the offering is effective and would theoretically have a marketplace to sell their shares.”

RESPONSE:  We have revised our disclosure on Page 12 to include the following language:

“The selling shareholders may sell their shares at $0.02 per share until our shares are quoted on the OTC Bulletin Board, and thereafter at prevailing market prices or privately negotiated prices. We determined this offering price arbitrarily, and the selling shareholders will be able to sell their shares once the offering is effective and would theorectically have a marketplace to sell their shares.”

Legal Proceedings, page 18

7. We note your response to prior comment 16. Item 401(f) of Regulation S-K requires disclosure of involvement in certain legal proceedings during the past ten years, not just those currently pending. Please revise accordingly.

 RESPONSE: We have revised our disclosure on Page 18 to include the following language:“During the past ten years no director, executive officer, promoter or control person of the Company has been involved in the following:

(1)

A petition under the Federal bankruptcy laws or any state insolvency law which was filed by or against, or a receiver, fiscal agent or similar officer was appointed by a court for the business or property of such person, or any partnership in which he was a general partner at or within two years before the time of such filing, or any corporation or business association of which he was an executive officer at or within two years before the time of such filing;

(2)

Such person was convicted in a criminal proceeding or is a named subject of a pending criminal proceeding (excluding traffic violations and other minor offenses);

(3)

Such person was the subject of any order, judgment, or decree, not subsequently reversed, suspended or vacated, of any court of competent jurisdiction, permanently or temporarily enjoining him from, or otherwise limiting, the following activities:

i.

Acting as a futures commission merchant, introducing broker, commodity trading advisor, commodity pool operator, floor broker, leverage transaction merchant, any other person regulated by the Commodity Futures Trading Commission, or an associated person of any of the foregoing, or as an investment adviser, underwriter, broker or dealer in securities, or as an affiliated person, director or employee of any investment company, bank, savings and loan association or insurance company, or engaging in or continuing any conduct or practice in connection with such activity;

ii.

Engaging in any type of business practice; or

iii.

Engaging in any activity in connection with the purchase or sale of any security or commodity or in connection with any violation of Federal or State securities laws or Federal commodities laws;

(4)

Such person was the subject of any order, judgment or decree, not subsequently reversed, suspended or vacated, of any Federal or State authority barring, suspending or otherwise limiting for more than 60 days the right of such person to engage in any activity described in paragraph (f)(3)(i) of this section, or to be associated with persons engaged in any such activity;

(5)

Such person was found by a court of competent jurisdiction in a civil action or by the Commission to have violated any Federal or State securities law, and the judgment in such civil action or finding by the Commission has not been subsequently reversed, suspended, or vacated;

(6)

Such person was found by a court of competent jurisdiction in a civil action or by the Commodity Futures Trading Commission to have violated any Federal commodities law, and the judgment in such civil action or finding by the Commodity Futures Trading Commission has not been subsequently reversed, suspended or vacated;

(7)

Such person was the subject of, or a party to, any Federal or State judicial or administrative order, judgment, decree, or finding, not subsequently reversed, suspended or vacated, relating to an alleged violation of:

i.

Any Federal or State securities or commodities law or regulation; or

ii.

Any law or regulation respecting financial institutions or insurance companies including, but not limited to, a temporary or permanent injunction, order of disgorgement or restitution, civil money penalty or temporary or permanent cease-and-desist order, or removal or prohibition order; or

iii.

Any law or regulation prohibiting mail or wire fraud or fraud in connection with any business entity; or

(8)

Such person was the subject of, or a party to, any sanction or order, not subsequently reversed, suspended or vacated, of any self-regulatory organization (as defined in Section 3(a)(26) of the Exchange Act (15 U.S.C. 78c(a)(26))), any registered entity (as defined in Section 1(a)(29) of the Commodity Exchange Act (7 U.S.C. 1(a)(29))), or any equivalent exchange, association, entity or organization that has disciplinary authority over its members or persons associated with a member.”

Directors, Executive Officers, Promoters and Control Persons, page 18

8. We reissue prior comment 17. Please revise your biographies to describe the name and principal business of Mr. Gismondi’s place of employment. Also, disclose the principal business of Impact Manufacturing Solutions.

RESPONSE: We have revised the disclosure on Pages 18 and 19 to include the following language:

"Michael Gismondi: Mr. Gismondi has acted as our President, Chief Executive Officer, Chief Financial officer and Director since our inception on February 16, 2011. Mr. Gismondi is currently employed and has been for the last 8 years for Raymond Homes Inc. an independent contractor and builder of new homes in the Toronto Area owned by Mr. Gismondi."

"Andrea Grande: Mr.Grande has acted as our Secretary, Treasurer, and Chief Accounting Officer and Director since our inception on February 16, 2011. Mr. Grande has been employed by Impact Manufacturing Solutions a business that specializes in private label packaging of computer components.  Mr. Grande has worked for Impact Manufacturing Solutions for the last 7 Years, where he is in charge of Sales and Marketing."

Financial Statements – March 31, 2011

General

9. Prior comment 25 will be re-issued as it appears that you continue to refer to yourself as a pre-exploration stage company. As the term “pre-exploration stage” is not contemplated by Industry Guide 7(a), please revise your disclosure to refer to yourself as an exploration stage company.

RESPONSE: We have replaced the term “Pre-Exploration” with the term “Exploration” on pages F-2, F-4 and F-9.

Financial Statements – June 30, 2011

Statements of Cash Flows, page F-11

10. We note the revision to your filing in response to prior comment 28. Please revise your statement of cash flows for the period from inception to June 30, 2011 to reflect the cash expenditure for your mineral claim acquisition. In addition, please mark all revised financial statements as “restated” and provide the disclosures regarding the correction of an error in previously issued financial statements per FASB ASC 250-10-50.

RESPONSE: We have revised the Statements of Cash Flows on Page F-11 for the period from inception to June 30, 2011 to reflect the cash expenditure for the mineral claim acquisition. Additionally, the Statements of Cash Flows have been marked as "Restated" and have provided disclosure in the Footnotes in "NOTE 6-RESTATEMENT” on Page F-14

Exhibit 3.1

11. Please explain the reference to “Amended Articles of Incorporation.”

RESPONSE: With respect to the reference to " Amended Articles of Incorporation" we have searched all documents and can find no reference to " Amended Articles of Incorporation"  and may be attributed to hidden text and have taken the necessary steps to remove any reference to" Amended Articles of Incorporation"   and have refiled the Articles of Incorporation as Exhibit 3.1

Yours truly,

/S/ Michael Gismondi

President